Other receivables, net - Movements of allowance for credit losses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Movements of allowance for credit losses
Beginning balance	$ 403,403	$ 2,972,289	$ 2,972,289
Addition	10,500	3,375	13,875
Write-off	0	$ 0	(2,582,761)
Ending balance	$ 413,903		$ 403,403